Fair Value Measurements - Committed Financing (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 08, 2023	Jan. 06, 2023
Additional Committed Financing Agreement with A1 | Priveterra | Intangible Assets of Old Aeon Acquired [Member]
Fair Value Measurements
Aggregate principal amount		$ 20.0
Notes Issued	$ 14.0
Proceeds from issuance of convertible notes	$ 25.0
Committed Financing Arrangements | Intangible Assets of Old Aeon Acquired [Member]
Fair Value Measurements
Number of shares issued upon conversion	5,797,611
Conversion price of convertible debt	$ 7.00
Loss on issuance of common stock shares	$ 13.7
Committed Financing Arrangements | Class A member
Fair Value Measurements
Number of shares issued upon conversion	5,797,611
Conversion price of convertible debt	$ 7.00
A1 and Daewoong | Priveterra | Intangible Assets of Old Aeon Acquired [Member]
Fair Value Measurements
Aggregate principal amount			$ 15.0
Priveterra and Old AEON | Priveterra | Intangible Assets of Old Aeon Acquired [Member]
Fair Value Measurements
Aggregate principal amount			$ 5.0